UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Item 1. Reports to Stockholders.

(a.)

Semi-Annual Report

November 30, 2021

ClearShares OCIO ETF

Ticker: OCIO

ClearShares Ultra-Short Maturity ETF

Ticker: OPER

ClearShares Piton Intermediate Fixed Income ETF

Ticker: PIFI

ClearShares ETFs

ClearShares ETFs

Dear Shareholder,

The ClearShares team is pleased to provide you with the semi-annual report for the ClearShares OCIO ETF (fund symbol: OCIO), the ClearShares Ultra-Short Maturity ETF (fund symbol: OPER) and the ClearShares Piton Intermediate Fixed Income Fund (fund symbol PIFI). OCIO launched on June 26, 2017, OPER launched on July 10, 2018 and PIFI launched on October 1, 2020. This report reflects the Funds’ performance for the period of June 1, 2021 through November 30, 2021 the (the “current fiscal period”).

OCIO’s performance for the current fiscal period was 1.76% measured in the market price of the Fund and 1.75% measured in the net asset value (“NAV”). By comparison, OCIO’s benchmark, the S&P Target Risk Growth Index, returned 1.94% for the current fiscal period.

OPER’s performance for the current fiscal period, was 0.18% measured in the market price of the Fund and 0.19% measured in the NAV. By comparison, OPER’s benchmark, the ICE BofA Merrill Lynch 0-3 Month Treasury Bill Index, returned 0.01% for the current fiscal period.

PIFI’s performance for the current fiscal period was -0.40% measured in the market price of the Fund and -0.38% measured in the NAV. By comparison, PIFI’s benchmark, the Bloomberg U.S. Intermediate Government/Credit Bond Index, returned -0.34% for the current fiscal period.

Performance for the 6-month period ending November 30 was driven by continued strength in risk assets led by global equity markets. The S&P 500® index rallied 6.49% while the tech heavy NASDAQ rose 6.80% for the same period. Performance was driven by a move to ‘return to normal as it appeared the COVID Delta variant was finally under control and workers were beginning to return to work. Late in November we learned of the Omicron variant that was rapidly spreading. Continued problems with the supply chain led to a shortage of many consumer staples; coupled with growing consumer demand, prices were on the rise. Inflation fears grew as the year progressed and by November the FED pivoted to a more hawkish position as Chairman Powell stated the term ‘transitory’ no longer makes sense and the FED tapering could accelerate in the coming months.

OCIO under-performed the benchmark by 0.18% for the period. Domestic equities contributed to the overall performance while our shift from international equities to overweight in real estate equities was additive to the total return for the period. In addition, our underweight to fixed income was also additive given the poor to middling performance of various bond sectors during the period. We do not expect bonds to be a return driver this year, given the prospect of at least two rate hikes this year. Equity markets may be challenged or more volatile given the mixed and shifting messages from the Federal Reserve on the path of rate hikes this year but, we expect another constructive year in domestic equity markets.

ClearShares ETFs

OPER continued to face pressure in the funding markets with tight, but relatively steady levels during the period. Despite this rate pressure, the Fund generated positive returns for investors during the period with an average SEC 30 Day Yield of 0.3783% and an SEC yield of 0.37% at the November month-end. With the Fed Funds target range persisting at 0-.25% and the onset of rapid, significant inflation, speculation about rate increases has filled most market debates. In September, there appeared to be a split amongst Fed members regarding the probability of a rate increase before 2023. By December, however, the Fed suggested it had found consensus by announcing the end of their bond purchase program in March, potentially followed by up to three 25 basis point rate hikes through 2023. An increase in funding rates should be beneficial for the Fund.

PIFI’s performance for June 1, 2021 through November 30, 2021 was generally in line with relative benchmark returns. Throughout the period, our strategy maintained a defensive interest rate posture while holding an overweight to corporate bonds, in high quality investment grade issues. During the 6 months, interest rates rose in shorter maturity bonds, while longer bonds fell in yield slightly, causing a “flattening” on the yield curve. By the end of November, both treasuries and corporate bonds saw negative total returns as bond prices fell. Catalysts for volatility in the bond market came from the emergence of a new Covid variant, growing inflation worries, and the beginning of the Federal Open Market Committee (“FOMC”) tapering its unprecedented bond buying/liquidity program. As the Covid variants recede, and continued high inflation data persists, many market participants anticipate a more aggressive and “hawkish” fed policy. This could drive interest rates higher from their historically low levels.

The ClearShares team looks forward to serving your investment objectives and thanks you for your continued trust in ClearShares ETFs.

Sincerely,

Thomas Deegan
Chief Executive Officer

The opinions expressed are those of the Portfolio Manager and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

The market price is the Mid-Point between the Bid and Ask price as of the close of exchange. Since the Funds’ shares typically do not trade in the secondary market until several days after the Funds’ inception, for the period from inception to the first day of secondary market trading in shares, the beginning NAV of the Fund is used to calculate market returns.

Past performance is not indicative of future results.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may be only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Additional risks include, but are not limited to, investments in debt securities including high yield and mortgage and asset backed securities, foreign and emerging

ClearShares ETFs

markets securities, REITs, MLPs, small-and mid-cap securities, and investment in other ETFs. The Funds invest in other investment companies and bear the proportionate share of fees and expenses of other investment companies. Please refer to the prospectus for additional risks of investing in the Funds.

OCIO’s benchmark of S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. The benchmark is rebalanced monthly.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance. It is not possible to invest directly in an index.

Nasdaq: an index of more than 3,000 stocks listed on the Nasdaq exchange that includes the world’s foremost technology and biotech giants such as Apple, Alphabet (Google), Microsoft, Meta (formerly Facebook), Amazon, and Intel.

OPER’s benchmark of ICE BofA Merrill Lynch U.S. Treasury Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

PIFI’s benchmark of Bloomberg Intermediate U.S. Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized component of the U.S. Aggregate Index with less than 10 years to maturity.

Basis Point (bps) refers to a unit of measurement for interest rates and other percentages. One basis point is equal to 1/100th of 1%, or 0.01%.

Federal Open Market Committee: a branch of the Federal Reserve System that determines the direction of monetary policy.

The definition of duration in reference to Fixed Income is the measure of the sensitivity of the price of a security to a change in interest rates. Duration is expressed as a number of years.

ClearShares LLC is the investment adviser to ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF.

The ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF are distributed by Quasar Distributors, LLC.

ClearShares ETFs

Portfolio Allocations
As of November 30, 2021 (Unaudited)

ClearShares OCIO ETF
Security Type	Percentage of Net Assets
Exchange-Traded Funds - Domestic Equity	57.5%
Exchange-Traded Funds - Fixed Income	29.6
Exchange-Traded Funds - Global Equity	12.7
Short-Term Investments	0.2
Investments Purchased with Proceeds from Securities Lending	22.3
Liabilities in Excess of Other Assets	(22.3)
Total	100.0%

ClearShares Ultra-Short Maturity ETF
Security Type	Percentage of Net Assets
Repurchase Agreements	100.0%
Short-Term Investments (a)	0.0
Other Assets is Excess of Liabilities (a)	0.0
Total	100.0%

ClearShares Piton Intermediate Fixed Income ETF
Security Type	Percentage of Net Assets
Other Assets in Excess of Liabilities	33.3%
Corporate Bonds	32.2
U.S. Government Agency Issues	16.2
U.S. Government Notes/Bonds	13.3
Exchange-Traded Funds	2.3
Municipal Bonds	2.2
Certificates of Deposit	0.3
Foreign Government Notes/Bonds	0.2
Short-Term Investments (a)	0.0
Total	100.0%

(a)	Less than 0.05%.

ClearShares OCIO ETF

Schedule of Investments
November 30, 2021 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS — 99.8% (a)
	Domestic Equity — 57.5%
86,701	iShares Cohen & Steers REIT ETF	$6,050,863
11,555	iShares Core S&P 500 ETF	5,287,915
10,662	iShares Core S&P Mid-Cap ETF	2,881,299
17,177	iShares Core S&P Small-Cap ETF (b)	1,894,795
72,160	iShares MSCI USA Min Vol Factor ETF	5,481,274
31,892	iShares Preferred & Income Securities ETF (b)	1,224,972
85,782	Schwab 1000 Index ETF (b)	3,861,048
71,571	Schwab U.S. Dividend Equity ETF (b)	5,433,670
107,772	SPDR Portfolio S&P 1500 Composite Stock Market ETF	6,049,242
50,976	SPDR Portfolio S&P 500 Value ETF	2,011,003
7,965	SPDR S&P 500 ETF Trust (b)	3,628,535
20,803	Vanguard Growth ETF (b)	6,581,861
31,593	Vanguard High Dividend Yield ETF	3,346,646
60,000	Vanguard Real Estate ETF (b)	6,404,400
11,849	Vanguard S&P 500 ETF	4,965,442
24,630	Vanguard Total Stock Market ETF	5,749,874
47,036	Vanguard Value ETF	6,509,782
		77,362,621
	Fixed Income — 29.6%
22,254	ClearShares Ultra-Short Maturity ETF (c)	2,227,626
30,811	iShares Broad USD High Yield Corporate Bond ETF (b)	1,251,235
68,277	iShares Core Total USD Bond Market ETF	3,624,826
32,882	iShares Core U.S. Aggregate Bond ETF	3,773,867
26,178	iShares Intermediate Government/Credit Bond ETF	2,993,454
53,386	Schwab U.S. Aggregate Bond ETF	2,894,589
20,976	Schwab U.S. TIPS ETF	1,327,781
101,763	SPDR Portfolio Aggregate Bond ETF	3,034,573
34,184	Vanguard Intermediate-Term Bond ETF	3,042,034
29,433	Vanguard Intermediate-Term Corporate Bond ETF (b)	2,749,042
36,988	Vanguard Intermediate-Term Treasury ETF	2,487,073
45,970	Vanguard Mortgage-Backed Securities ETF	2,438,249
35,827	Vanguard Short-Term Bond ETF	2,913,451
22,711	Vanguard Short-Term Corporate Bond ETF	1,852,082
35,126	Vanguard Total Bond Market ETF	3,000,463

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Schedule of Investments
November 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS — 99.8% (a) (Continued)
	Fixed Income — 29.6% (Continued)
2,966	Vanguard Total World Stock ETF	$309,265
		39,919,610
	Global Equity — 12.7%
56,056	iShares Core MSCI EAFE ETF	4,090,967
42,146	iShares Core MSCI Total International Stock ETF	2,943,898
58,951	Vanguard FTSE All-World ex-US ETF	3,533,523
89,968	Vanguard FTSE Developed Markets ETF (b)	4,471,410
41,570	Vanguard FTSE Emerging Markets ETF (b)	2,044,828
		17,084,626
	TOTAL EXCHANGE TRADED FUNDS (Cost $109,796,307)	134,366,857

	SHORT-TERM INVESTMENTS — 0.2%
295,067	First American Government Obligations Fund, Class X, 0.03% (d)	295,067
	TOTAL SHORT-TERM INVESTMENTS (Cost $295,067)	295,067

Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 22.3%
30,025,967	Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (d)(e)	30,025,967
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $30,025,967)	30,025,967
	TOTAL INVESTMENTS — 122.3% (Cost $140,117,341)	164,687,891
	Liabilities in Excess of Other Assets — (22.3)%	(30,078,801)
	NET ASSETS — 100.0%	$134,609,090

Percentages are stated as a percent of net assets.
(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 7 in Notes to Financial Statements.

(b)	All or a portion of this security is out for loan as of November 30, 2021. Total value of securities on loan is $28,999,522 or 21.5% of net assets.
(c)	Affiliated exchange-traded fund. See Note 7 in Notes to Financial Statements.
(d)	Rate shown is the annualized seven-day yield as of November 30, 2021.
(e)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited)

Principal Amount	Security Description	Value
	REPURCHASE AGREEMENTS — 100.0%
$57,900,000	Chimera RMBS LLC - 0.68%, dated 11/18/21, matures 1/18/22, repurchase price $ 57,966,714
	(collateralized by various government and agency obligations: Total Value $67,033,938)	$57,900,000
63,500,000	Chimera RMBS LLC - 0.68%, dated 11/4/21, mature 1/4/22, repurchase price $63,573,166
	(collateralized by various government and agency obligations: Total Value $74,006,716)	63,500,000
18,000,000	MIRAE Asset Securities (USA) Inc. - 0.05%, dated 11/24/21, matures 12/01/2021, repurchase price $18,000,175
	(collateralized by various government and agency obligations: Total Value $18,360,188.60)	18,000,000
34,400,000	Cantor Fitzgerald & Company - 0.30%, dated 11/30/21, matures 12/1/21, repurchase price $34,400,287
	(collateralized by various government and agency obligations: Total Value $35,144,118)	34,400,000
11,340,000	CF Secured LLC - 0.28%, dated 11/09/21, matures 12/9/21, repurchase price $11,342,646
	(collateralized by various government and agency obligations: Total Value $11,573,005)	11,340,000
	TOTAL REPURCHASE AGREEMENTS (Cost $185,140,000)	185,140,000

Shares
	SHORT-TERM INVESTMENTS — 0.0% (a)
44,596	First American Government Obligations Fund, Class X, 0.03% (b)	44,596
	TOTAL SHORT-TERM INVESTMENTS (Cost $44,596)	44,596
	TOTAL INVESTMENTS — 100.0% (Cost $185,184,596)	185,184,596
	Other Assets in Excess of Liabilities — 0.0% (a)	19,000
	NET ASSETS — 100.0%	$185,203,596

Percentages are stated as a percent of net assets.
(a)	Less than 0.05% of net assets.
(b)	Rate shown is the annualized seven-day yield as of November 30, 2021.

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited)

Principal Amount	Security Description	Value
	CERTIFICATES OF DEPOSIT — 0.3%
	Finance and Insurance — 0.3%
$250,000	Greenstate Credit Union, 07/29/2022, 0.300%	$250,178
	TOTAL CERTIFICATES OF DEPOSIT (Cost $249,438)	250,178

	CORPORATE BONDS — 32.2%
	Accommodation and Food Services — 0.7%
	McDonald’s Corporation
550,000	01/15/2022, 2.625%	551,376

	Administrative and Support and Waste Management and Remediation Services — 1.4%
	Private Export Funding Corporation
312,000	12/15/2021, 4.300%	312,502
305,000	07/15/2028, 1.400%	302,862
	Waste Management, Inc.
500,000	09/15/2022, 2.900%	506,190
		1,121,554
	Finance and Insurance — 12.6%
	Bank of America Corporation
940,000	01/11/2023, 3.300%	968,568
	Bank of New York Mellon Corporation
550,000	08/16/2023, 2.200%	563,426
	Berkshire Hathaway, Inc.
986,000	03/15/2026, 3.125%	1,055,859
	BlackRock, Inc.
1,112,000	03/15/2027, 3.200%	1,208,418
	Capital One Financial Corporation
500,000	01/29/2024, 3.900%	528,134
	Caterpillar Financial Services Corporation
317,000	05/13/2022, 0.950%	317,951
	Citigroup, Inc.
588,000	03/09/2026, 4.600%	650,313
	Goldman Sachs Group, Inc.
500,000	03/08/2024, 0.673% (b)	498,410

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 32.2% (Continued)
	Finance and Insurance — 12.6% (Continued)
	Intercontinental Exchange, Inc.
$550,000	10/15/2023, 4.000%	$581,598
	John Deere Capital Corporation
500,000	07/10/2023, 0.170% (a)	499,858
	JPMorgan Chase & Company
500,000	02/16/2025, 0.563% (b)	494,926
	MetLife, Inc.
500,000	04/10/2024, 3.600%	530,171
	Morgan Stanley
500,000	11/10/2023, 0.560% (b)	498,836
	Royal Bank of Canada
570,000	04/29/2022, 2.800%	575,710
	State Street Corporation
480,000	08/18/2025, 3.550%	521,017
	Truist Bank
300,000	05/17/2022, 2.800%	302,887
	UnitedHealth Group, Inc.
500,000	05/15/2030, 2.000%	497,074
		10,293,156
	Financials — 0.6%
	Bank of Nova Scotia (a)
500,000	04/15/2024, 0.495%	501,160

	Information — 1.6%
	Microsoft Corporation
400,000	02/06/2024, 2.875%	416,663
	Oracle Corporation
350,000	10/15/2022, 2.500%	355,920
	Verizon Communications, Inc.
525,000	03/22/2030, 3.150%	557,889
		1,330,472

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 32.2% (Continued)
	Manufacturing — 7.6%
	Alphabet, Inc.
$650,000	08/15/2026, 1.998%	$669,862
	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.
1,050,000	02/01/2026, 3.650%	1,132,426
	Apple, Inc.
500,000	05/03/2023, 2.400%	512,375
	Exxon Mobil Corporation
350,000	03/19/2025, 2.992%	368,720
	General Dynamics Corporation
500,000	06/01/2026, 1.150%	496,185
	Honeywell International, Inc.
95,000	08/19/2022, 0.483%	95,026
	Intel Corporation
500,000	07/29/2025, 3.700%	541,818
	J.M. Smucker Company
650,000	03/15/2025, 3.500%	692,276
	PepsiCo, Inc.
500,000	03/01/2024, 3.600%	528,140
	Pfizer, Inc.
585,000	06/03/2026, 2.750%	621,359
	Procter & Gamble Company
500,000	10/29/2025, 0.550%	488,584
		6,146,771
	Mining, Quarrying, and Oil and Gas Extraction — 0.4%
	Shell International Finance BV
350,000	11/07/2029, 2.375%	358,750

	Professional, Scientific, and Technical Services — 0.7%
	International Business Machines Corporation
550,000	01/27/2022, 2.500%	551,850

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 32.2% (Continued)
	Real Estate and Rental and Leasing — 0.2%
	Toyota Motor Credit Corporation
$150,000	10/14/2022, 0.350%	$149,884

	Retail Trade — 4.8%
	Amazon.com, Inc.
1,075,000	08/22/2024, 2.800%	1,124,798
	Chevron Corporation
400,000	05/11/2023, 1.141%	403,118
	Costco Wholesale Corporation
650,000	06/20/2027, 1.375%	641,981
	CVS Health Corporation
500,000	03/09/2023, 3.700%	517,458
	Target Corporation
650,000	04/15/2029, 3.375%	714,222
	Walgreens Boots Alliance, Inc.
500,000	11/17/2023, 0.950%	498,993
		3,900,570
	Utilities — 0.6%
	Duke Energy Corporation
500,000	08/15/2022, 3.050%	505,595

	Wholesale Trade — 1.0%
	Sysco Corporation
650,000	04/01/2030, 5.950%	816,077
	TOTAL CORPORATE BONDS (Cost $26,452,849)	26,227,215

Shares
	EXCHANGE TRADED FUNDS — 2.3%
	Finance and Insurance — 2.3%
18,370	ClearShares Ultra-Short Maturity ETF (c)	1,838,837
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,839,168)	1,838,837

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	FOREIGN GOVERNMENT NOTES/BONDS — 0.2%
	Public Administration — 0.2%
	Israel Government AID Bond
$120,000	04/26/2024, 5.500%	$133,385
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $134,873)	133,385

	MUNICIPAL BONDS — 2.2%
	City of Austin Texas Electric Utility Revenue - Class A
200,000	11/15/2025, 2.677%	211,565
	City of Pasadena California
245,000	05/01/2030, 4.050%	269,207
	Salt Lake City Redevelopment Agency
1,200,000	04/01/2026, 5.111%	1,298,360
	TOTAL MUNICIPAL BONDS (Cost $1,789,849)	1,779,132

	U.S. GOVERNMENT AGENCY ISSUES — 16.2%
	Federal Farm Credit Banks Funding Corporation
250,000	11/18/2024, 0.875%	250,083
150,000	02/10/2025, 0.320%	146,903
570,000	09/28/2026, 0.940%	561,410
	Federal Home Loan Banks
750,000	10/21/2022, 0.125%	749,615
1,175,000	11/15/2024, 1.100%	1,174,966
341,250	03/23/2026, 1.000%	337,019
300,000	02/26/2027, 0.900%	293,608
1,000,000	11/16/2028, 3.250%	1,117,826
	Federal Home Loan Mortgage Corporation
500,000	04/20/2023, 0.375%	500,007
1,000,000	10/16/2023, 0.125%	992,777
500,000	05/15/2024, 0.360%	494,940
500,000	10/28/2024, 0.410%	491,807
1,000,000	07/21/2025, 0.375%	978,278

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT AGENCY ISSUE — 16.2% (Continued)
	Federal National Mortgage Association
$200,000	01/11/2022, 2.625%	$200,584
1,000,000	04/22/2025, 0.625%	988,465
1,400,000	10/08/2027, 0.750%	1,353,949
1,550,000	08/05/2030, 0.875%	1,464,225
	Tennessee Valley Authority
565,000	02/01/2027, 2.875%	608,688
500,000	09/15/2031, 1.500%	497,319
	TOTAL US GOVERNMENT AGENCY ISSUE (Cost $13,321,116)	13,202,469

	U.S. GOVERNMENT NOTES/BONDS — 13.3%
	U.S. Treasury Bonds — 2.7%
	United States Treasury Inflation Indexed Bonds
962,901	07/15/2030, 0.125%	1,079,494
1,023,460	07/15/2031, 0.125%	1,149,740
		2,229,234
	U.S. Treasury Notes — 10.6%
	United States Treasury Notes
1,000,000	10/15/2023, 0.125%	993,398
1,000,000	10/31/2023, 0.375%	997,930
1,000,000	08/15/2024, 0.375%	990,352
1,000,000	09/30/2025, 0.250%	971,719
500,000	09/30/2026, 0.875%	493,887
600,000	03/31/2027, 0.625%	583,148
175,000	03/31/2028, 1.250%	174,433
1,000,000	06/30/2028, 1.250%	994,766
2,000,000	08/31/2028, 1.125%	1,970,859
500,000	08/15/2030, 0.625%	468,398
		8,638,890
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $10,897,670)	10,868,124

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.0% (d)
37,461	First American Government Obligations Fund, Class X, 0.03% (e)	$37,461
	TOTAL SHORT-TERM INVESTMENTS (Cost $37,461)	37,461
	TOTAL INVESTMENTS — 66.7% (Cost $54,722,424)	54,336,801
	Other Assets in Excess of Liabilities — 33.3%	27,069,554
	NET ASSETS — 100.0%	$81,406,355

Percentages are stated as a percent of net assets.
(a)	Floating rate security based on a reference index and spread. Rate disclosed is the rate in effect as of November 30, 2021.
(b)	Fixed to variable rate security based on a reference index and spread. Security is currently in the fixed phase. Rate disclosed is the rate in effect as of November 30, 2021.
(c)	Affiliated exchange-traded fund. See Note 7 in Notes to Financial Statements.
(d)	Less than 0.05% of net assets.
(e)	Rate shown is the annualized seven-day yield as of November 30, 2021.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Assets and Liabilities
November 30, 2021 (Unaudited)

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF
ASSETS
Investments in unaffiliated securities, at value*+	$162,460,265	$185,184,596	$52,497,964
Investments in affiliated securities, at value*	2,227,626	—	1,838,837
Dividends and interest receivable	6	49,009	215,928
Receivable for capital shares sold	—	—	34,532,365
Securities lending income receivable	8,962	—	—
Total assets	164,696,859	185,233,605	89,085,094

LIABILITIES
Payable for securities purchased	—	—	7,661,711
Collateral received for securities loaned (See Note 4)	30,025,967	—	—
Management fees payable, net of waiver	61,802	30,009	17,028
Total liabilities	30,087,769	30,009	7,678,739

NET ASSETS	$134,609,090	$185,203,596	$81,406,355

Net Asset Consist of:
Paid-in capital	$106,720,293	$185,149,880	$81,859,237
Total distributable earnings (accumulated deficit)	27,888,797	53,716	(452,882)
Net assets	$134,609,090	$185,203,596	$81,406,355

Net Asset Value:
Net assets	$134,609,090	$185,203,596	$81,406,355
Shares outstanding ^	4,150,000	1,850,000	825,000
Net asset value, offering and redemption price per share	$32.44	$100.11	$98.67

* Identified Cost:
Investments in unaffiliated securities	$137,890,652	$185,184,596	$52,883,256
Investments in affiliated securities	2,226,689	—	1,839,168
+ Includes loaned securities with a value of	$28,999,522	$—	$—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Operations
For the Six-Months Ended November 30, 2021 (Unaudited)

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF
INCOME
Dividends from unaffiliated investments	$1,225,942	$—	$—
Dividends from affiliated investments	3,625	—	2,250
Securities lending income, net (See Note 4)	108,578	—	—
Interest	38	509,010	152,286
Total investment income	1,338,183	509,010	154,536

EXPENSES
Management fees	365,965	174,280	86,471
Total expenses before waiver	365,965	174,280	86,471
Less Management Fees Waived (See Note 3)	(2,192)	—	(1,279)
Net expenses	363,773	174,280	85,192
Net investment income (loss)	974,410	334,730	69,344

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in unaffiliated securities	2,114,155	—	5,937
Investments in affiliated securities	—	—	(3)
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(888,716)	—	(304,637)
Investments in affiliated securities	199	—	(331)
Net realized and unrealized gain (loss) on investments	1,225,638	—	(299,034)
Net increase (decrease) in net assets resulting from operations	$2,200,048	$334,730	$(229,690)

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Statements of Changes in Net Assets

	Six-Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
OPERATIONS
Net investment income (loss)	$974,410	$1,671,825
Net realized gain (loss) on investments	2,114,155	2,899,317
Change in unrealized appreciation (depreciation) on investments	(888,517)	20,601,213
Net increase (decrease) in net assets resulting from operations	2,200,048	25,172,355

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(975,178)	(2,839,146)
Total distributions to shareholders	(975,178)	(2,839,146)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,519,290	—
Payments for shares redeemed	—	—
Net increase (decrease) in net assets derived from capital share transactions (a)	6,519,290	—
Net increase (decrease) in net assets	$7,744,160	$22,333,209

NET ASSETS
Beginning of period/year	$126,864,930	$104,531,721
End of period/year	$134,609,090	$126,864,930

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	200,000	—
Shares redeemed	—	—
Net increase (decrease)	200,000	—

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

Statements OF CHANGES IN NET ASSETS

	Six-Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
OPERATIONS
Net investment income (loss)	$334,730	$514,606
Net increase (decrease) in net assets resulting from operations	334,730	514,606

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(291,750)	(529,631)
Total distributions to shareholders	(291,750)	(529,631)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	70,067,495	20,019,380
Payments for shares redeemed	(5,006,140)	(15,013,730)
Net increase (decrease) in net assets derived from capital share transactions (a)	65,061,355	5,005,650
Net increase (decrease) in net assets	$65,104,335	$4,990,625

NET ASSETS
Beginning of period/year	$120,099,261	$115,108,636
End of period/year	$185,203,596	$120,099,261

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	700,000	200,000
Shares redeemed	(50,000)	(150,000)
Net increase (decrease)	650,000	50,000

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

Statements OF CHANGES IN NET ASSETS

	Six-Months Ended November 30, 2021 (Unaudited)	Period Ended May 31, 2021 (a)
OPERATIONS
Net investment income (loss)	$69,344	$23,789
Net realized gain (loss) on investments	5,934	(99,130)
Change in unrealized appreciation (depreciation) on investments	(304,968)	(80,655)
Net increase (decrease) in net assets resulting from operations	(229,690)	(155,996)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(61,603)	(5,593)
Total distributions to shareholders	(61,603)	(5,593)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	56,913,460	62,117,128
Payments for shares redeemed	(7,461,685)	(29,742,430)
Transaction fees (See Note 10)	8,953	23,811
Net increase (decrease) in net assets derived from capital share transactions (b)	49,460,728	32,398,509
Net increase (decrease) in net assets	$49,169,435	$32,236,920

NET ASSETS
Beginning of period/year	$32,236,920	$—
End of period/year	$81,406,355	$32,236,920

(a)	The Fund commenced operations on October 1, 2020. The information presented is for the period from October 1, 2020 to May 31, 2021.
(b)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	575,000	625,000
Shares redeemed	(75,000)	(300,000)
Net increase (decrease)	500,000	325,000

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended November 30, 2021		Year Ended May 31,			Period Ended May 31,
	(Unaudited)		2021	2020	2019	2018 (1)
Net asset value, beginning of period/year	$32.12		$26.46	$25.66	$26.51	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)(3)	0.24		0.42	0.59	0.49	0.36
Net realized and unrealized gain (loss) on investments (4)	0.32		5.96	1.04	(0.82)	1.38
Total income (loss) from investment operations	0.56		6.38	1.63	(0.33)	1.74

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.24)		(0.48)	(0.83)	(0.31)	(0.23)
Realized gains	—		(0.24)	—	(0.21)	—
Total distributions to shareholders	(0.24)		(0.72)	(0.83)	(0.52)	(0.23)

CAPITAL SHARE TRANSACTIONS
Capital Contributions (2)	—		—	0.00 (5)	—	—

Net asset value, end of period/year	$32.44		$32.12	$26.46	$25.66	$26.51

Total return	1.75	%(6)	24.38%	6.34%	-1.11%	6.95	%(6)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$134,609		$126,865	$104,532	$106,498	$112,678

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Six-Months Ended November 30, 2021		Year Ended May 31,				Period Ended May 31,
	(Unaudited)		2021	2020	2019		2018 (1)
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived) (7)	0.55	%(9)	0.55%	0.55%	0.57	%(8)	0.75	%(9)
Expenses to average net assets (after management fees waived) (7)	0.55	%(9)	0.54%	0.54%	0.54	%(8)	0.55	%(9)
Net investment income (loss) to average net assets (before management fees waived) (3)	1.46	%(9)	1.43%	2.17%	1.86%		1.27	%(9)
Net investment income (loss) to average net assets (after management fees waived) (3)	1.46	%(9)	1.44%	2.18%	1.89%		1.47	%(9)
Portfolio turnover rate (10)	14	%(6)	24%	50%	28%		31	%(6)

(1)	Commencement of operations on June 26, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(4)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(5)	Less than $0.005.
(6)	Not annualized.
(7)	Does not include expenses of the investment companies in which the Fund invests.
(8)

Prior to July 16, 2018, ClearShares OCIO ETF paid the Adviser a management fee of 0.75% and contractually waived 0.20% of its management fee for the Fund, resulting in $27,866 waived for the year ended May 31, 2019.

(9)	Annualized
(10)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Six-Months Ended November 30, 2021		Year Ended May 31,		Period Ended May 31,
	(Unaudited)		2021	2020	2019 (1)
Net asset value, beginning of period/year	$100.08		$100.09	$100.48	$100.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.19		0.42	1.25	1.87
Net realized and unrealized gain (loss) on investments (3)	—		—	0.29	—
Total income (loss) from investment operations	0.19		0.42	1.54	1.87

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.16)		(0.43)	(1.93)	(1.39)
Total distributions to shareholders	(0.16)		(0.43)	(1.93)	(1.39)

Net asset value, end of period/year	$100.11		$100.08	$100.09	$100.48

Total return	0.19	%(4)	0.42%	1.56%	1.88	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$185,204		$120,099	$115,109	$30,145

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.20	%(5)	0.20%	0.20%	0.28	%(5)(6)
Net investment income (loss) to average net assets	0.38	%(5)	0.42%	1.25%	2.12	%(5)
Portfolio turnover rate (7)	0	%(4)	0%	0%	0	%(4)

(1)	Commencement of operations on July 10, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized
(6)	Prior to April 1, 2019, ClearShares Ultra-Short Maturity ETF paid the adviser a management fee of 0.30%.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six-Months Ended November 30, 2021 (Unaudited)		Period Ended May 31, 2021 (1)
Net asset value, beginning of period	$99.19		$100.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.18		0.07
Net realized and unrealized gain (loss) on investments (3)	(0.57)		(0.94)
Total income (loss) from investment operations	(0.39)		(0.87)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.15)		(0.02)
Total distributions to shareholders	(0.15)		(0.02)

CAPITAL SHARE TRANSACTIONS
Transaction fees (See Note 10)	0.02		0.08

Net asset value, end of period	$98.67		$99.19

Total return	-0.38	%(4)	-0.79	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$81,406		$32,237

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)	0.45	%(5)	0.45	%(5)
Expenses to average net assets (after management fees waived)	0.44	%(5)	0.44	%(5)
Net investment income (loss) to average net assets (before management fees waived)	0.35	%(5)	0.10	%(5)
Net investment income (loss) to average net assets (after management fees waived)	0.36	%(5)	0.11	%(5)
Portfolio turnover rate (6)	11	%(4)	.80	%(4)

(1)	Commencement of operations on October 1, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Notes to Financial Statements
November 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). ClearShares OCIO ETF is a diversified “fund of funds” that seeks to outperform a traditional 60/40 mix of global equity and fixed-income investments and commenced operations on June 26, 2017. ClearShares Ultra-Short Maturity ETF is a diversified fund that seeks current income and commenced operations on July 10, 2018. ClearShares Piton Intermediate Fixed Income ETF is a non-diversified fund that seeks current income consistent with the long term preservation of capital and commenced operations on October 1, 2020.

The end of the reporting period for the Funds is November 30, 2021. The period covered by these Notes to Financial Statements for the Funds is the six-months ended November 30, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2021 (Unaudited) (Continued)

the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

The Funds price repurchase agreements at cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2021 (Unaudited) (Continued)

on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

ClearShares OCIO ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$134,366,857	$—	$—	$134,366,857
Short-Term Investments	295,067	—	—	295,067
Investments Purchased with Proceeds from Securities Lending	—	30,025,967	—	30,025,967
Total Investments in Securities	$134,661,924	$30,025,967	$—	$164,687,891

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2021 (Unaudited) (Continued)

ClearShares Ultra-Short Maturity ETF
Assets	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$185,140,000	$—	$185,140,000
Short-Term Investments	44,596	—	—	44,596
Total Investments in Securities	$44,596	$185,140,000	$—	$185,184,596

ClearShares Piton Intermediate Fixed Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$250,178	$—	$250,178
Corporate Bonds	—	26,227,215	—	26,227,215
Exchange-Traded Funds	1,838,837	—	—	1,838,837
Foreign Government Notes/Bonds	—	133,385	—	133,385
Municipal Bonds	—	1,779,132	—	1,779,132
U.S. Government Agency Issues	—	13,202,469	—	13,320,469
U.S. Government Notes/Bonds	—	10,868,124	—	10,868,124
Short-Term Investments	37,461	—	—	37,461
Total Investments in Securities	$1,876,298	$52,460,503	$—	$54,336,801

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2021 (Unaudited) (Continued)

positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as interest income on the Statements of Operations.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2021 (Unaudited) (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by ClearShares Ultra-Short Maturity ETF on a monthly basis and by ClearShares OCIO ETF and ClearShares Piton Intermediate Fixed Income ETF on a quarterly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the current fiscal period, there were no reclassifications made.

During the fiscal year ended May 31, 2021, the Funds realized no net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2021 (Unaudited) (Continued)

or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ClearShares LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Blueprint Investment Partners, LLC serves as the sub-adviser for ClearShares OCIO ETF. Piton Investment Management, LP serves as the sub-adviser for ClearShares Piton Intermediate Fixed Income ETF and ClearShares Ultra-Short Maturity ETF (each, respectively, the “Sub-Adviser”). Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, ClearShares OCIO ETF pays the Adviser 0.55%, ClearShares Ultra-Short Maturity ETF pays the Adviser 0.20% and ClearShares Piton Intermediate Fixed Income ETF pays the Adviser 0.45% at an annual rate based on each Funds’ average daily net assets, respectively.

The Adviser has contractually agreed to waive the proportionate amount of the ClearShares OCIO ETF’s management fee and the ClearShares Piton Intermediate Fixed Income ETF’s management fee as applied to the net assets of each Fund invested in ClearShares Ultra-Short Maturity ETF, for which the Adviser also serves as investment adviser, at least through September 30, 2022, resulting in $2,192 waived from ClearShares OCIO ETF and $1,279 waived from ClearShares Piton Intermediate Fixed Income ETF during the current fiscal period. As a result, the Adviser receives a management fee of 0.35% from assets of ClearShares OCIO ETF invested in ClearShares Ultra-Short Maturity ETF and 0.25% from assets of ClearShares Piton Intermediate Fixed Income ETF invested in ClearShares Ultra-Short Maturity ETF. The contractual

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2021 (Unaudited) (Continued)

arrangement for ClearShares OCIO ETF may only be changed or eliminated by the Board upon 60 days’ written notice to the Adviser. The fee waivers during the current fiscal period are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the ClearShares OCIO ETF.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

ClearShares OCIO ETF may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. ClearShares OCIO ETF receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. ClearShares OCIO ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of ClearShares OCIO ETF. ClearShares OCIO ETF has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2021 (Unaudited) (Continued)

to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, ClearShares OCIO ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. ClearShares OCIO ETF could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although ClearShares OCIO ETF is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the ClearShares OCIO ETF were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$ 28,999,522	$ 30,025,967

*

The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by ClearShares OCIO ETF on the investment of cash collateral received from borrowers for the securities loaned to it (“Securities Lending Income, Net”) is reflected in the Statement of Operations. Net securities lending income earned on collateral investments and recognized by ClearShares OCIO ETF during the current fiscal period was $108,578.

NOTE 5 – REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Funds acquire a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date. A repurchase

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2021 (Unaudited) (Continued)

agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Funds and is unrelated to the interest rate on the underlying collateral instruments. The Funds require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including an amount representing accrued interest. The fair value of the underlying collateral instruments is marked to market daily by the Funds’ Tri-Party Custodian, The Bank of New York Mellon. If the fair value of the instruments is less than 102% of the repurchase price, the seller will transfer additional securities to The Bank of New York Mellon to cure the deficit. In the event of a seller default, the seller’s obligation to repurchase all securities at the repurchase price on the maturity date becomes immediately due and payable to the Funds, all income paid after the default will be retained by the Funds and applied to the aggregate unpaid repurchase price, and The Bank of New York Mellon will deliver the underlying collateral instruments to the Funds. The Funds could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Funds are seeking to enforce their rights under the repurchase agreement; (b) possible reduced levels or income or lack of access to income during this period; and (c) expenses of enforcing their rights.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending and repurchase agreements, no additional offsetting disclosures have been made on behalf of the Funds.

As of the end of the current fiscal period, the Funds had repurchase agreements with the following weighted average maturity by seller.

Fund Name	Seller	Weighted Average Days to Maturity
ClearShares OCIO ETF	N/A	N/A
ClearShares Ultra-Short Maturity ETF	Cantor Fitzgerald & Company	0.19
	CF Secured, LLC	0.55
	Chimera RMBS, LLC	27.33
	Mirae Asset Securities (USA), Inc.	0.10
ClearShares Piton Intermediate Fixed Income ETF	N/A	N/A

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2021 (Unaudited) (Continued)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ClearShares OCIO ETF	$17,816,375	$17,830,130
ClearShares Ultra-Short Maturity ETF	$—	$—
ClearShares Piton Intermediate Fixed Income ETF	$4,122,634	$26,716,004

There were no purchases or sales of U.S. Government securities in ClearShares OCIO ETF or ClearShares Ultra-Short Maturity ETF during the current fiscal period. Included in the amounts for ClearShares Piton Intermediate Fixed Income ETF are $14,100,256 of purchases and $1,962,138 of sales in long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Creations	Redemptions
ClearShares OCIO ETF	$6,495,378	$—
ClearShares Ultra-Short Maturity ETF	—	—
ClearShares Piton Intermediate Fixed Income ETF	—	—

NOTE 7 – TRANSACTIONS WITH AFFILIATED SECURITIES

Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in ClearShares Ultra-Short Maturity ETF	ClearShares OCIO ETF	ClearShares Piton Intermediate Fixed Income ETF
Value at May 31, 2021	$2,120,106	$—
Purchases at Cost	107,321	2,439,948
Proceeds from Sales	—	(600,777)
Net Realized Gain (Loss)	—	(3)
Change in Unrealized Appreciation (Depreciation)	198	(331)
Value at November 30, 2021	$2,227,626	$1,838,837
Shares held at November 30, 2021	22,254	18,370
Dividend Income	$3,625	$2,250

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2021 (Unaudited) (Continued)

NOTE 8 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of May 31, 2021 in the Funds, were as follows:

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF
Tax cost of investments	$133,693,813	$120,100,890	$32,280,309
Gross tax unrealized appreciation	$25,606,142	$—	$49,716
Gross tax unrealized depreciation	(147,167)	—	(204,303)
Net tax unrealized appreciation (depreciation)	25,458,975	—	(154,587)
Undistributed ordinary income	40,831	10,736	18,196
Undistributed long-term capital gains	1,164,121	—	—
Other accumulated gain (loss)	—	—	(25,198)
Distributable Earnings (accumulated deficit)	$26,663,927	$10,736	$(161,589)

The difference between book and tax-basis cost is attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2021, the Funds did not have any Post-October losses or late-year ordinary losses.

At May 31, 2021, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
ClearShares OCIO ETF	$—	$—	N/A
ClearShares Ultra-Short Maturity ETF	$—	$—	N/A
ClearShares Piton Intermediate Fixed Income ETF	$25,198	$—	Indefinite

During the year ended May 31, 2021, the ClearShares OCIO ETF utilized $776,613 of short-term capital loss carryforward.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2021 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the year/period ended May 31, 2021 and the fiscal year ended May 31, 2020, was as follows:

	Year/Period Ended May 31, 2021		Year Ended May 31, 2020
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
ClearShares OCIO ETF	$1,880,639	$958,507	$3,210,078	$—
ClearShares Ultra-Short Maturity ETF	$529,631	$—	$956,180	$—
ClearShares Piton Intermediate Fixed Income ETF	$5,593	$—	N/A	N/A

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the 1940 Act. At the end of the current fiscal period, there is one shareholder who owned, of record or beneficially, more than 25% of ClearShares OCIO ETF’s shares.

NOTE 10 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, for ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF and 25,000 shares for ClearShares Piton Intermediate Fixed Income ETF, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2021 (Unaudited) (Continued)

The Funds currently offer one class of shares, which have no front end-sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $250 and is payable to the Custodian. The standard fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the Creation Order costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 11 – RISKS

Interest rate risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.

Investment Company Risk. The risks of investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective. Investments in ETFs are also

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2021 (Unaudited) (Continued)

subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

ClearShares ETFs

Expense Example
For the Six-Months Ended November 30, 2021 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ClearShares ETFs

EXPENSE EXAMPLE
For the Six-Months Ended November 30, 2021 (Unaudited) (Continued)

ClearShares OCIO ETF
	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$ 1,000.00	$ 1,017.50	$2.78	0.55%
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.31	$2.79	0.55%

ClearShares Ultra-Short Maturity ETF
	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$ 1,000.00	$ 1,001.90	$1.00	0.20%
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,024.07	$1.01	0.20%

ClearShares Piton Intermediate Fixed Income ETF
	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$ 1,000.00	$ 996.20	$2.20	0.44%
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.86	$2.23	0.44%

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 183/365 (to reflect the one-half year period).

ClearShares ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

ClearShares OCIO ETF
ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between ClearShares, LLC (the “Adviser”) and the Trust, on behalf of ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF (each, a “Fund” or together, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with its respective Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had previously received a copy of the Adviser’s registration form, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

ClearShares OCIO ETF
ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited) (Continued)

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as an actively managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that information regarding each Fund’s performance for various time periods had been included in the Materials. The Board considered each Fund’s past investment performance, including for periods ended December 31, 2020. The discussion below relates to performance for periods ended December 31, 2020, unless otherwise indicated.

ClearShares OCIO ETF: The Board noted that, for the one-year, three-year, and since inception periods, the Fund underperformed the S&P Target Risk Growth Index. The Board further noted that, for the one-year period, the Fund outperformed the median for funds in the Allocation – 50% to 70% Equity category as reported by Morningstar (the “Category Peer Group”).

The Board also considered the Fund’s performance relative to its competitors identified by the Adviser that invest in a global basket of equity and fixed income funds (the “Selected Peer Group”). The Board noted that the Fund outperformed the Selected Peer Group for the one-period and was near the top of the range of 3-year returns for the Selected Peer Group, although the Selected Peer Group reflected only a small number of funds.

ClearShares Ultra-Short Maturity ETF: The Board noted that, for the one-year and since inception periods, the Fund slightly underperformed the ICE BofA Merrill Lynch 3 Month Treasury Bill Index. The Board further noted that, for the one-year period, the Fund underperformed the median for funds in the universe of Ultrashort Bond ETFs as reported by Morningstar (the “Category Peer Group”).

The Board also considered the Fund’s performance relative to its competitors identified by the Adviser as short duration bond funds (the “Selected Peer Group”). The Board noted that the Fund underperformed most of the funds in the Selected Peer Group for the one-year period. However, the Board also noted that the Adviser believes the Fund’s risk/return profile is unique because the Fund invests nearly all of its assets in repurchase agreements, whereas the funds in the Category Peer Group and the Selected Peer Group invest in short-term bonds, which exposes them to changes in

ClearShares OCIO ETF
ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited) (Continued)

the yield curve that do not affect the Fund. Consequently, the Board considered that such peer groups may not allow for an apt comparison by which to judge the Fund’s performance.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds and compared each Fund’s expense ratio to its respective Category Peer Group and Selected Peer Group as follows:

ClearShares OCIO ETF: The Board noted that the expense ratio for the Fund as reported in the Fund’s financial statements, which consists entirely of the “unified fee” described below and does not include acquired fund fees and expenses, was higher than the median of its Category Peer Group, although it was within the range of expense ratios for funds in the peer group. The Board also noted that, because the Category Peer Group included passively and actively managed funds of large fund complexes where economies of scale are more easily attainable, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio. The Board further noted that the Fund’s management fee and net expense ratio as reported in its Prospectus, inclusive of acquired fund fees and expenses, was within the range of management fees and expense ratios for the Selected Peer Group.

ClearShares Ultra-Short Maturity ETF: The Board noted that the expense ratio for the Fund, which consists entirely of the “unified fee” described below, was lower than the median of its Category Peer Group, but within the range of expense ratios for the Category Peer Group. The Board further noted that the Fund’s expense ratio was within the range of expense ratios for the Selected Peer Group.

The Board took into consideration that the Adviser would continue to charge a “unified fee,” meaning that the Funds pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the amount and

ClearShares OCIO ETF
ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited) (Continued)

structure of each Fund’s unitary fee might result in a sharing of those economies with the respective Fund shareholders. The Board noted its intention to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among ClearShares LLC (the “Adviser”), the Trust, on behalf of ClearShares Ultra-Short Maturity ETF (the “Fund”), and Piton Investment Management, LP (“Piton” or the “Sub-Adviser”) for an initial two-year term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser; (ii) estimated cost of the services to be provided by the Sub-Adviser and the profits expected to be realized by the Sub-Adviser from providing such services, including any fall-out benefits enjoyed by the Sub-Adviser or its affiliates; (iii) the extent to which the sub-advisory fee for the Fund reflects economies of scale shared with Fund shareholders; (iv) the fact that the fees payable to the Sub-Adviser under the Sub-Advisory Agreement would by payable by the Adviser and therefore not impact the overall unified fee paid by the Fund; and (v) other factors the Board deemed to be relevant.

Prior to and during the Meeting, a representative from the Sub-Adviser, along with representatives from other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Sub-Advisory Agreement. The Board then discussed the written materials and oral presentation that it had received, and any other information that the Board received, at the Meeting and deliberated on the approval of the Sub-Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services that Piton would provide under the Sub-Advisory Agreement, noting that Piton would provide investment management services to the Fund. The Board noted the responsibilities that Piton would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; proxy voting with respect to securities held by the Fund; and implementation of Board directives as they relate to the Fund.

ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited) (Continued)

In considering the nature, extent, and quality of the services to be provided by Piton, the Board considered Piton’s experience providing investment management services to separately managed accounts and ETFs. The Trustees concluded that they are satisfied with the nature, extent and quality of services that Piton will provide to the Fund under the Sub-Advisory Agreement.

Historical Performance. The Board noted that while Piton has not previously managed the Fund, the Fund’s current portfolio managers will continue to serve as the Fund’s portfolio managers if the Sub-Advisory Agreement is approved by shareholders. The Board noted that, for the one-year and since inception periods, the Fund slightly underperformed the ICE BofA Merrill Lynch 3 Month Treasury Bill Index. The Board further noted that, for the one-year period, the Fund underperformed the median for funds in the universe of Ultrashort Bond ETFs as reported by Morningstar (the “Category Peer Group”).

The Board also considered the Fund’s performance relative to its competitors identified by the Adviser as short duration bond funds (the “Selected Peer Group”). The Board noted that the Fund underperformed most of the funds in the Selected Peer Group for the one-year period. However, the Board also noted that the Adviser believes the Fund’s risk/return profile is unique because the Fund invests nearly all of its assets in repurchase agreements, whereas the funds in the Category Peer Group and the Selected Peer Group invest in short-term bonds, which exposes them to changes in the yield curve that do not affect the Fund. Consequently, the Board considered that such peer groups may not allow for an apt comparison by which to judge the Fund’s performance. The Board concluded that the portfolio managers’ experience in managing the Fund supported the decision to approve the Sub-Advisory Agreement.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the sub-advisory fee to be paid by ClearShares to Piton for its services to the Fund. The Board considered the fees to be paid to Piton would be paid by ClearShares from the fee ClearShares received from the Fund and noted that the fee reflected an arm’s-length negotiation between ClearShares and Piton. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by Piton from its relationship with the Fund, taking into account an analysis of Piton’s estimated profitability with respect to the Fund.

The Board expressed the view that it currently appeared that Piton might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

ClearShares Ultra-Short Maturity ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited) (Continued)

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

ClearShares OCIO ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 21-22, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among ClearShares LLC (the “Adviser”), the Trust, on behalf of ClearShares OCIO ETF (the “Fund”), and Blueprint Investment Partners (the “Sub-Adviser”) for an initial two-year term.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser; (ii) estimated cost of the services to be provided by the Sub-Adviser and the profits expected to be realized by the Sub-Adviser from providing such services, including any fall-out benefits enjoyed by the Sub-Adviser or its affiliates; (iii) the extent to which the sub-advisory fee for the Fund reflects economies of scale shared with Fund shareholders; (iv) the fact that the fees payable to the Sub-Adviser under the Sub-Advisory Agreement would by payable by the Adviser and therefore not impact the overall unified fee paid by the Fund; and (v) other factors the Board deemed to be relevant.

Prior to and during the Meeting, a representative from the Sub-Adviser, along with representatives from other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Sub-Advisory Agreement. The Board then discussed the written materials and oral presentation that it had received, and any other information that the Board received, at the Meeting and deliberated on the approval of the Sub-Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services that the Sub-Adviser would provide under the Sub-Advisory Agreement, noting that it would provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; proxy voting with respect to securities held by the Fund; and implementation of Board directives as they relate to the Fund.

ClearShares OCIO ETF

Approval of Advisory Agreements & Board Considerations
(Unaudited) (Continued)

In considering the nature, extent, and quality of services to be provided by the Sub-Adviser, the Board considered the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience serving as sub-adviser to another registered fund in a capacity similar to which it will serve as sub-adviser to the Fund. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board further considered the oral information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations. The Board concluded that based on the various factors it had reviewed, the nature, extent and quality of services to be provided by the Sub-Advisor to the Fund should be satisfactory and reliable.

Historical Performance. The Board noted that the Sub-Adviser had not previously managed the Fund and consequently, the Fund’s historical performance was not relevant to their determination. The Trustees received information in the Meeting regarding the performance of other investment vehicles managed by the Sub-Adviser.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the sub-advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee it received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

ClearShares ETFs

Results of Shareholder Meeting
(Unaudited)

A Special Meeting of Shareholders of the Fund was held on October 1, 2021 at the offices of U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Fund at the close of business on August 16, 2021. At the Special Meeting, shareholders were asked to approve the following proposal, and the tabulation of the shareholder votes rendered the following results:

Proposal	Votes For	Votes Against	Abstained
ClearShares OCIO ETF
To approve a new investment sub-advisory agreement, on behalf of ClearShrares OCIO ETF (“OCIO” or the “Fund”), ClearShares LLC (the “Adviser”),Blueprint Investment Partners LLC (“Blueprint” or the “Sub-Adviser”), and the Trust, on behalf of the Fund. No increase in shareholder fees or expenses is being proposed.	4,044,676.000	0.000	0.000
For shareholders of each Fund, separately, to approve a “manager of managers” arrangement that would grant the applicable Fund and its investment adviser greater flexibility to change sub-advisory arrangements without shareholder approval, subject to prior approval by the Trust’s Board of Trustees. No increase in shareholder fees or expenses is being proposed.	4,044,666.000	10.000	0.000
ClearShares Ultra-Short Maturity ETF
To approve a new investment sub-advisory agreement, on behalf of ClearShrares Ultra-Short Maturity ETF (“OPER” or the “Fund”), ClearShares LLC (the “Adviser”),Piton Investment Management L.P. (“Piton” or the “Sub-Adviser”), and the Trust, on behalf of the Fund. No increase in shareholder fees or expenses is being proposed.	1,344,027.000	2,089.000	1,777.000
For shareholders of each Fund, separately, to approve a “manager of managers” arrangement that would grant the applicable Fund and its investment adviser greater flexibility to change sub-advisory arrangements without shareholder approval, subject to prior approval by the Trust’s Board of Trustees. No increase in shareholder fees or expenses is being proposed.	1,343,514.000	2,344.000	2,035.000

ClearShares ETFs

Federal Tax Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended May 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ClearShares OCIO ETF	66.56%
ClearShares Ultra-Short Maturity ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2021 was as follows:

ClearShares OCIO ETF	24.73%
ClearShares Ultra-Short Maturity ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%

SHORT-TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

ClearShares OCIO ETF	0.00%
ClearShares Ultra-Short Maturity ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%

ClearShares ETFs

Federal Tax Information
(Unaudited) (Continued)

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2021. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
ClearShares OCIO ETF	$52,785	0.03357081	21.78%
ClearShares Ultra-Short Maturity ETF	—	—	—
ClearShares Piton Intermediate Fixed Income ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains for GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

ClearShares ETFs

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.clear-shares.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.clear-shares.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) their daily net asset value (NAV) is available, without charge, on the Funds’ website at www.clear-shares.com.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.clear-shares.com.

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Adviser

ClearShares, LLC
420 Lexington Avenue, Suite 428
New York, New York 10170

Sub-Adviser (to OCIO only)

Blueprint Investment Partners LLC
1250 Revolution Mill Drive, Suite 150
Greensboro, North Carolina 27405

Sub-Adviser (to OPER and PIFI)

Piton Investment Management, LP
420 Lexington Avenue, Suite 428
New York, New York 10170

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

ClearShares OCIO ETF

Symbol – OCIO
CUSIP – 26922A727

ClearShares Ultra-Short Maturity ETF

Symbol – OPER
CUSIP – 26922A453

ClearShares Piton Intermediate Fixed Income ETF

Symbol – PIFI
CUSIP — 26922A131

(b.)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	2/07/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	2/07/2022

By (Signature and Title)*	/s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	2/07/2022

*	Print the name and title of each signing officer under his or her signature.